Convertible Debentures - Summary of Detailed Information about Convertible Debentures, Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
2016 Debentures [member]
Convertible debentures [line items]
Volatility	38.00%	39.00%
Expected life in years	3.56 years	4.56 years
Risk free interest rate	2.58%	2.23%
Expected dividend yield	0.00%	0.00%
Credit spread	25.79%	25.35%
Underlying share price of the Company	$ 2.41	$ 3.21
Conversion exercise price			$ 2.3261	$ 2.3261
Exchange rate (C$:US$)	0.7330	0.7971	0.7330	0.7971
2017 Debentures [member]
Convertible debentures [line items]
Volatility	38.00%	39.00%
Expected life in years	3.56 years	4.56 years
Risk free interest rate	2.58%	2.23%
Expected dividend yield	0.00%	0.00%
Credit spread	25.79%	25.35%
Underlying share price of the Company	$ 2.41	$ 3.21
Conversion exercise price			$ 2.6919	$ 2.6919
Exchange rate (C$:US$)	0.7330	0.7971	0.7330	0.7971